Legal Department	Richard J. Ertel
800 Nicollet Mall, BC-MN-H04N	Chief Counsel
Minneapolis, MN 55402	Direct Line: (651) 341-6064
Email: richard.ertel@usbank.com

July 20, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	First American Funds, Inc. (the “Registrant”) (File Nos. 002-74747 and 811-03313)

Ladies and Gentlemen:

On behalf of the Registrant, in connection with the establishment of Class T share class for certain series of the Registrant (Government Obligations Fund, Retail Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Obligations Fund, each a series of the Registrant (collectively, the “Series”)), we are filing today by electronic submission via EDGAR pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), a copy of each of the following:

1.	Prospectus relating to Class T shares of the Series; and

2.	Statement of Additional Information relating to Class T shares of the Series.

The Registrant requests selective review of this filing in accordance with the Securities and Exchange Commission’s (“SEC”) release on selective review, Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The disclosure in this filing is substantially similar to disclosure previously reviewed by the staff of SEC in the Registrant’s filing on Form N-1A filed pursuant to Rule 485(a)(2) of the Securities Act on August 9, 2016 (SEC Accession Number: 0000897101-16-002752) and, with respect to Government Obligations Fund and Treasury Obligations Fund, in the Registrant’s filing on Form N-1A filed pursuant to Rule 485(a)(1) of the Securities Act on October 13, 2017 (SEC Accession Number: 0000897101-17-001235) (collectively, the “Prior Filings”). The Prior Filings contain substantially similar disclosure about the investment objective, investment strategies and risks, the share classes offered by the Series as well as information regarding purchases and redemptions of such shares. The Registrant responded to comments from the SEC staff with respect to the Prior Filings via correspondence filed on October 14, 2016 and December 18, 2017, respectively. 1

[1] SEC Accession Numbers 0000897101-16-003084 and 0000897101-17-001618, respectively.

This filing differs from the Prior Filings insofar as it contains disclosure concerning Class T shares. Class T shares are currently offered by two other series of the Registrant. Information concerning Class T shares is set forth in the fee table for the Series and in the sections of the prospectus and Statement of Additional Information titled:

Prospectus

•	“Additional Summary Information—Purchase and Sale of Fund Shares”

•	“Fund Management—Investment Advisor”

•	“Shareholder Information—Share Classes”

“Shareholder Information—Shareholder Servicing Plan”
•
“Shareholder Information—Determining Your Share Price”

•	“Financial Highlights”

Statement of Additional Information

•	“General Information”

•	“Investment Advisory and Other Services for the Funds—Administrator”

•	“Investment Advisory and Other Services for the Funds—Distributor”

In addition to the disclosure related to the Class T share class, we have also incorporated immaterial changes related to annual updates and supplements that have been filed pursuant to Rules 485(b) and 497 since the dates of the Prior Filings.

Please direct any questions you may have with respect to this filing to me at 651-341-6064.

Sincerely,

/s/ Richard J. Ertel

Richard J. Ertel
Secretary to the Registrant